Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of break down of trade receivables

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Trade receivables	—	62
Trade receivables	—	62

Disclosure of break down of other current assets
Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Research tax credit receivable	3,154	1,927
VAT receivable	1,129	971
Prepaid expenses	7,246	2,217
Other receivables	2,004	920
Other current assets	13,534	6,035

Disclosure of changes in research tax credit receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2020	1,927
2021 research tax credit – Nanobiotix S.A. (1)	1,227
Receivable as of June 30, 2021	3,154

(1) See Note 15 Revenues and other income.